Liability for Pension and Other Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2013	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in next fiscal year		¥ 5,046
U.S. subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in next fiscal year		36
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee benefits payable as pension	60.00%
Mandatory retirement age	60
Accumulated benefit obligations for defined benefit plans	125,327	133,537
Fair value of plan assets	89,061	101,508	92,291
Pension Plans, Defined Benefit | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	456
Pension Plans, Defined Benefit | Level 3 | Foreign Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	456
Pension Plans, Defined Benefit | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets portfolio		35.00%
Pension Plans, Defined Benefit | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets portfolio		30.00%
Pension Plans, Defined Benefit | Other investment assets
Defined Benefit Plan Disclosure [Line Items]
Plan assets portfolio		35.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 6,305	¥ 8,114	¥ 5,351
Other Postretirement Benefit Plans, Defined Benefit | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets portfolio		35.00%
Other Postretirement Benefit Plans, Defined Benefit | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets portfolio		65.00%